Income Taxes (Details Narrative) - CAD ($)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Major components of tax expense (income) [abstract]
Unused non-capital loss carry forwards	$ 10,730,000	$ 9,842,000	$ 8,800,000
Resource tax pools	$ 31,201,000	$ 31,285,000	$ 30,600,000
Statutory tax rate	27.00%	27.00%	27.00%
Effective tax rate	0.00%	0.00%	0.00%